Summary of Significant Accounting Policies (Policies) - EBP 019	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of presentation
Basis of presentation: The accompanying financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (GAAP).

Use of estimates in the preparation of financial statements
Use of estimates in the preparation of financial statements: The preparation of Entergy Savings Plan VIII's financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect reported amounts in the Statements of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits, such as those regarding fair value. Adjustments to the reported amounts may be necessary in the future to the extent that future estimates or actual results are different from the estimates used in the financial statements.

Master Trust
Master Trust: Entergy Savings Plan VIII's investments are held in a bank-administered trust (Master Trust) established by Entergy Corporation and maintained by the Trustee. Entergy Savings Plan VIII maintains a divided beneficial interest in each of the investment accounts of the Master Trust. Use of the Master Trust permits the commingling of the trust assets of the Savings Plans of Entergy Corporation and Subsidiaries for investment and administrative purposes.

Investment valuation
Investment valuation: Common stock and U.S. Treasury fixed income securities are stated at fair value as determined by quoted market prices on the valuation date. Shares of mutual funds are stated at fair value based on quoted market prices, which represent the net asset value of shares held by the Master Trust at year end. Common trust funds are stated at fair value based on a net asset value per share as a practical expedient, as determined by the issuer of the trust fund based on the fair value of the underlying investments. Fixed income debt securities (corporate, government, and securitized) are stated at fair value based on inputs such as benchmark yield, reported trades, broker/dealer quotes, and issuer spreads.

Cash and cash equivalents, including money market accounts, are valued at cost plus accrued interest.

Brokerage accounts include cash, mutual funds, exchange-traded funds, individual equities, and taxable and tax-exempt fixed income securities.

The Master Trust holds investments in fully benefit-responsive investment contracts, which may include guaranteed investment contracts (GICs), synthetic investment contracts (SICs), and separate account contracts (SACs), as part of the Entergy Stable Income Fund (Note 4). GICs, SICs, and SACs are reported at contract value and are presented in the investments of the Master Trust table at contract value, the value at which participants may ordinarily transact (Note 5).

Notes receivable from participants
Notes receivable from participants: Notes receivable from participants are valued at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded on the accrual basis.

General administrative expenses
General administrative expenses: General administrative expenses are paid from an expense pay account, which is funded by deductions from participants’ accounts. To the extent general administrative expenses are not paid from the expense pay account or Entergy Savings Plan VIII’s forfeiture account, they are paid by the participating Entergy System Companies and are not recorded in the financial statements.

Risks and uncertainties
Risks and uncertainties: Entergy Savings Plan VIII utilizes various investment instruments, including common stock, mutual funds, common trust funds, and investment contracts.  Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility.  Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and those changes could materially affect the amounts reported in the financial statements. There are no reserves against the contract values of the GICs, SICs, or SACs for credit risk of the contract issuers or otherwise. Investment objectives and guidelines addressing investment diversification, quality, maturity, and performance standards prescribed to mitigate the potential credit risk have been established for Entergy Savings Plan VIII.

Payment of benefits
Payment of benefits: Benefits payable for terminations and withdrawals are recorded when paid. This accounting method differs from that required in the Internal Revenue Service (IRS) and Department of Labor Form 5500 (Form 5500), which requires benefits payable to be accrued and charged to net assets in the period the liability arises. As of December 31, 2025 and December 31, 2024, benefits payable were $85,506 and $3,853, respectively. See Note 9 to the financial statements for the reconciliation to the Form 5500.

Income recognition
Income recognition: The difference in fair value of the assets in the Master Trust from one period to the next is recognized and included in investment income in the accompanying Statement of Changes in Net Assets Available for Benefits. The investment income also includes realized gains and losses.

Purchases and sales of securities within the Master Trust are accounted for on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.
Management fees and operating expenses charged to investment options available under Entergy Savings Plan VIII are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments.